Fees Summary	Jun. 01, 2026 USD ($)
Fees Summary [Line Items]
Total Offering	$ 1,872,000.00
Total Fee Amount	258.52
Total Offset Amount	0.00
Net Fee	$ 258.52
Offering Table N/A
Offset Table N/A	N/A